UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2019

CLEARBRIDGE

SMALL CAP FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Fund for the six-month reporting period ended April 30, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

II	ClearBridge Small Cap Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended April 30, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.1%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending. Imports also turned down.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on April 30, 2019, the unemployment rate was 3.6%, versus 3.7% when the period began. April 2019’s reading was the lowest reading since December 1969. However, the percentage of longer-term unemployed moved higher during the reporting period. In April 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 20.8% when the period began.

ClearBridge Small Cap Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced strong results during the reporting period. In total, the market fell sharply over the first two months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last four months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended April 30, 2019, the S&P 500 Indexv returned 9.76%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, returned 10.00% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 11.65%, whereas small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, returning 6.06%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 11.81% and 7.61%, respectively, during the six months ended April 30, 2019.

Performance review

For the six months ended April 30, 2019, Class C shares, excluding sales charges, of ClearBridge Small Cap Fund returned 6.87%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 6.06% for the same period. The Lipper Small-Cap Core Funds Category Averagexi returned 5.83% over the same time frame.

Performance Snapshot as of April 30, 2019 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Fund:
Class A	7.27%
Class A2	7.18%
Class C	6.87%
Class FI	7.21%
Class R	7.09%
Class I	7.40%
Class IS	7.44%
Russell 2000 Index	6.06%
Lipper Small-Cap Core Funds Category Average	5.83%

The performance shown represents past performance. Past performance is no guarantee of

IV	ClearBridge Small Cap Fund

future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.23%, 1.27%, 1.94%, 1.36%, 1.55%, 0.98% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

RISKS: Equity securities are subject to market and price fluctuations. Small-cap stocks involve greater risks and volatility than mid-and large-cap stocks. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

ClearBridge Small Cap Fund	V

Investment commentary (cont’d)

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 992 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	ClearBridge Small Cap Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2019 and October 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2018 and held for the six months ended April 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.27%	$1,000.00	$1,072.70	1.09%	$5.60	Class A	5.00%	$1,000.00	$1,019.39	1.09%	$5.46
Class A2	7.18	1,000.00	1,071.80	1.27	6.52	Class A2	5.00	1,000.00	1,018.65	1.27	6.36
Class C	6.87	1,000.00	1,068.70	1.81	9.28	Class C	5.00	1,000.00	1,015.82	1.81	9.05
Class FI	7.21	1,000.00	1,072.10	1.17	6.01	Class FI	5.00	1,000.00	1,018.99	1.17	5.86
Class R	7.09	1,000.00	1,070.90	1.44	7.39	Class R	5.00	1,000.00	1,017.65	1.44	7.20
Class I	7.40	1,000.00	1,074.00	0.83	4.27	Class I	5.00	1,000.00	1,020.68	0.83	4.16
Class IS	7.44	1,000.00	1,074.40	0.74	3.81	Class IS	5.00	1,000.00	1,021.12	0.74	3.71

2	ClearBridge Small Cap Fund 2019 Semi-Annual Report

[1]	For the six months ended April 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2019

ClearBridge Small Cap Fund

Security	Shares	Value
Common Stocks — 93.8%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.0%
ORBCOMM Inc.	1,611,750	$11,669,070	*
Interactive Media & Services — 0.9%
QuinStreet Inc.	747,220	10,662,830	*
Media — 2.1%
Gray Television Inc.	1,030,166	24,136,789	*
Total Communication Services		46,468,689
Consumer Discretionary — 10.1%
Auto Components — 0.6%
Cooper-Standard Holdings Inc.	140,560	7,122,175	*
Diversified Consumer Services — 1.3%
U.S. Service Corp. International	377,013	15,687,511
Hotels, Restaurants & Leisure — 0.9%
Chuy’s Holdings Inc.	496,643	9,878,229	*
Specialty Retail — 7.3%
Aaron’s Inc.	410,000	22,832,900
Hudson Ltd., Class A Shares	976,124	14,973,742	*
Lithia Motors Inc., Class A Shares	141,300	16,040,376
Monro Inc.	147,503	12,365,177
Murphy USA Inc.	228,177	19,502,288	*
Total Specialty Retail		85,714,483
Total Consumer Discretionary		118,402,398
Consumer Staples — 3.4%
Food & Staples Retailing — 1.5%
Sprouts Farmers Market Inc.	853,959	18,291,802	*
Food Products — 1.2%
Sanderson Farms Inc.	92,000	13,949,960
Personal Products — 0.7%
Inter Parfums Inc.	110,739	8,027,470
Total Consumer Staples		40,269,232
Energy — 3.8%
Energy Equipment & Services — 2.7%
Liberty Oilfield Services Inc., Class A Shares	835,550	12,458,050
Smart Sand Inc.	2,197,697	8,636,949	*(a)
U.S. Silica Holdings Inc.	713,400	11,285,988
Total Energy Equipment & Services		32,380,987

See Notes to Financial Statements.

4	ClearBridge Small Cap Fund 2019 Semi-Annual Report

ClearBridge Small Cap Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.1%
Carrizo Oil & Gas Inc.	997,250	$12,784,745	*
Total Energy		45,165,732
Financials — 18.4%
Banks — 8.9%
Bank OZK	458,690	14,976,229
Cadence BanCorp	1,219,470	27,742,942
First Interstate BancSystem Inc., Class A Shares	392,901	16,603,996
Great Western Bancorp Inc.	452,390	15,910,556
LegacyTexas Financial Group Inc.	274,440	10,999,555
Origin Bancorp Inc.	114,690	3,995,800
TriState Capital Holdings Inc.	637,303	14,823,668	*
Total Banks		105,052,746
Consumer Finance — 2.4%
Encore Capital Group Inc.	386,850	10,932,381	*
OneMain Holdings Inc.	508,003	17,256,862
Total Consumer Finance		28,189,243
Insurance — 3.7%
Assured Guaranty Ltd.	330,713	15,775,010
Kinsale Capital Group Inc.	137,996	10,018,510
Palomar Holdings Inc.	257,450	5,143,851	*
ProAssurance Corp.	336,965	12,646,296
Total Insurance		43,583,667
Thrifts & Mortgage Finance — 3.4%
Essent Group Ltd.	273,000	12,953,850	*
Radian Group Inc.	544,998	12,763,853
Washington Federal Inc.	411,375	13,632,968
Total Thrifts & Mortgage Finance		39,350,671
Total Financials		216,176,327
Health Care — 11.5%
Biotechnology — 5.3%
Akebia Therapeutics Inc.	1,071,860	6,474,034	*
Amarin Corp. PLC, ADR	2,272,419	42,494,235	*
Dynavax Technologies Corp.	991,850	6,595,803	*
Lexicon Pharmaceuticals Inc.	1,102,280	6,393,224	*
Total Biotechnology		61,957,296
Health Care Equipment & Supplies — 1.5%
Quotient Ltd.	2,107,136	17,657,800	*

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2019

ClearBridge Small Cap Fund

Security	Shares	Value
Health Care Providers & Services — 3.5%
Acadia Healthcare Co. Inc.	372,020	$11,912,080	*
Encompass Health Corp.	227,230	14,644,974
HealthEquity Inc.	227,090	15,385,347	*
Total Health Care Providers & Services		41,942,401
Life Sciences Tools & Services — 1.2%
Syneos Health Inc.	295,193	13,853,408	*
Total Health Care		135,410,905
Industrials — 14.2%
Airlines — 1.8%
SkyWest Inc.	338,200	20,829,738
Building Products — 0.9%
Continental Building Products Inc.	404,888	10,385,377	*
Construction & Engineering — 0.7%
Dycom Industries Inc.	175,440	8,700,070	*
Machinery — 1.2%
EnPro Industries Inc.	195,650	14,540,708
Professional Services — 1.1%
ICF International Inc.	160,842	12,524,766
Road & Rail — 2.0%
Landstar System Inc.	115,639	12,600,026
Marten Transport Ltd.	582,931	11,530,375
Total Road & Rail		24,130,401
Trading Companies & Distributors — 6.5%
Foundation Building Materials Inc.	808,450	10,986,836	*
GATX Corp.	156,824	12,095,835
MRC Global Inc.	789,810	13,687,407	*
Rush Enterprises Inc., Class A Shares	390,070	16,542,869
Textainer Group Holdings Ltd.	769,743	7,381,835	*
Triton International Ltd.	462,721	15,246,657
Total Trading Companies & Distributors		75,941,439
Total Industrials		167,052,499
Information Technology — 14.0%
Electronic Equipment, Instruments & Components — 3.1%
Itron Inc.	379,910	20,385,971	*
nLight Inc.	610,940	15,963,862	*
Total Electronic Equipment, Instruments & Components		36,349,833
Internet Software & Services — 1.6%
2U Inc.	164,265	9,938,032	*

See Notes to Financial Statements.

6	ClearBridge Small Cap Fund 2019 Semi-Annual Report

ClearBridge Small Cap Fund

Security	Shares	Value
Internet Software & Services — continued
Q2 Holdings Inc.	125,825	$9,489,722	*
Total Internet Software & Services		19,427,754
IT Services — 2.5%
EVERTEC Inc.	353,708	11,074,597
WNS Holdings Ltd., ADR	315,224	18,015,052	*
Total IT Services		29,089,649
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries Inc.	358,700	20,718,512	*
Semtech Corp.	163,712	8,819,165	*
Tower Semiconductor Ltd.	1,026,470	18,445,666	*
Total Semiconductors & Semiconductor Equipment		47,983,343
Software — 2.7%
Rapid7 Inc.	351,620	19,107,031	*
RingCentral Inc., Class A Shares	106,000	12,335,220	*
Total Software		31,442,251
Total Information Technology		164,292,830
Materials — 4.5%
Chemicals — 1.2%
Venator Materials PLC	2,358,730	14,293,904	*
Construction Materials — 0.9%
U.S. Concrete Inc.	228,270	10,758,365	*
Containers & Packaging — 1.3%
Silgan Holdings Inc.	491,350	14,711,019
Metals & Mining — 1.1%
Commercial Metals Co.	726,410	12,559,629
Total Materials		52,322,917
Real Estate — 6.5%
Equity Real Estate Investment Trusts (REITs) — 6.5%
Brandywine Realty Trust	762,780	11,739,184
Lexington Realty Trust	1,869,253	16,954,125
Outfront Media Inc.	376,920	8,982,003
PotlatchDeltic Corp.	311,150	12,029,059
STORE Capital Corp.	257,760	8,588,563
Summit Hotel Properties Inc.	1,611,747	18,712,383
Total Real Estate		77,005,317
Utilities — 3.4%
Electric Utilities — 0.7%
PNM Resources Inc.	187,848	8,723,661

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2019

ClearBridge Small Cap Fund

Security		Shares	Value
Independent Power and Renewable Electricity Producers — 0.9%
NextEra Energy Partners LP		222,610	$10,246,738
Multi-Utilities — 1.8%
Black Hills Corp.		290,140	21,110,587
Total Utilities			40,080,986
Total Common Stocks (Cost — $915,610,732)			1,102,647,832
Investments in Underlying Funds — 1.9%
Financials — 1.9%
Main Street Capital Corp.		267,014	10,539,058	(b)
PennantPark Investment Corp.		1,598,978	11,416,699	(b)
Total Investments in Underlying Funds (Cost — $20,395,224)			21,955,757
Total Investments before Short-Term Investments (Cost — $936,005,956)			1,124,603,589

	Rate
Short-Term Investments — 4.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $49,132,939)	2.250%	49,132,939	49,132,939
Total Investments — 99.9% (Cost — $985,138,895)			1,173,736,528
Other Assets in Excess of Liabilities — 0.1%			1,664,149
Total Net Assets — 100.0%			$1,175,400,677

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At April 30, 2019, the total market value of investments in Affiliated Companies was $8,636,949 and the cost was $16,005,163 (Note 8).

(b)	Security is a business development company (Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Small Cap Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $969,133,732)	$1,165,099,579
Investments in affiliated securities, at value (Cost — $16,005,163)	8,636,949
Receivable for securities sold	2,352,011
Receivable for Fund shares sold	1,177,825
Dividends and interest receivable	105,287
Prepaid expenses	71,016
Other assets	10,303
Total Assets	1,177,452,970

Liabilities:
Payable for Fund shares repurchased	862,262
Investment management fee payable	644,067
Service and/or distribution fees payable	285,672
Trustees’ fees payable	7,743
Accrued expenses	252,549
Total Liabilities	2,052,293
Total Net Assets	$1,175,400,677

Net Assets:
Par value (Note 7)	$239
Paid-in capital in excess of par value	964,055,527
Total distributable earnings (loss)	211,344,911
Total Net Assets	$1,175,400,677

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2019

Net Assets:
Class A	$331,394,286
Class A2	$37,000,328
Class C	$173,022,029
Class FI	$4,523,653
Class R	$8,175,760
Class I	$391,990,860
Class IS	$229,293,761

Shares Outstanding:
Class A	8,220,713
Class A2	927,752
Class C	4,604,054
Class FI	76,215
Class R	141,448
Class I	6,253,588
Class IS	3,651,027

Net Asset Value:
Class A (and redemption price)	$40.31
Class A2 (and redemption price)	$39.88
Class C*	$37.58
Class FI (and redemption price)	$59.35
Class R (and redemption price)	$57.80
Class I (and redemption price)	$62.68
Class IS (and redemption price)	$62.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$42.77
Class A2 (based on maximum initial sales charge of 5.75%)	$42.31

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2019

Investment Income:
Dividends from unaffiliated investments	$7,091,851
Interest from unaffiliated investments	519,589
Total Investment Income	7,611,440

Expenses:
Investment management fee (Note 2)	3,755,544
Service and/or distribution fees (Notes 2 and 5)	1,958,861
Transfer agent fees (Note 5)	424,819
Trustees’ fees	86,017
Registration fees	65,069
Legal fees	55,825
Fund accounting fees	39,144
Audit and tax fees	26,042
Shareholder reports	16,949
Insurance	5,338
Custody fees	5,005
Fees recaptured by investment manager (Note 2)	3,930
Miscellaneous expenses	6,379
Total Expenses	6,448,922
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(113,018)
Net Expenses	6,335,904
Net Investment Income	1,275,536

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	27,671,928
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	51,995,440
Investments in affiliated securities	2,449,182
Change in Net Unrealized Appreciation (Depreciation)	54,444,622
Net Gain on Investments	82,116,550
Increase in Net Assets From Operations	$83,392,086

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2019 (unaudited) and the Year Ended October 31, 2018	2019	2018

Operations:
Net investment income (loss)	$1,275,536	$(1,344,683)
Net realized gain	27,671,928	95,033,564
Change in net unrealized appreciation (depreciation)	54,444,622	(53,142,162)
Increase in Net Assets From Operations	83,392,086	40,546,719

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(92,730,059)	(56,246,548)
Decrease in Net Assets From Distributions to Shareholders	(92,730,059)	(56,246,548)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	396,129,070	238,365,130
Reinvestment of distributions	89,339,048	54,711,023
Cost of shares repurchased	(378,391,336)	(241,529,648)
Increase in Net Assets From Fund Share Transactions	107,076,782	51,546,505
Increase in Net Assets	97,738,809	35,846,676

Net Assets:
Beginning of period	1,077,661,868	1,041,815,192
End of period(b)	$1,175,400,677	$1,077,661,868

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 9). For the year ended October 31, 2018, distributions from net realized gains were $56,246,548.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 9). For the year ended October 31, 2018, end of year net assets included accumulated net investment loss of $(1,591,105).

See Notes to Financial Statements.

12	ClearBridge Small Cap Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$41.95	$42.96	$35.05	$33.68	$40.51	$39.24

Income (loss) from operations:
Net investment income (loss)	0.05	0.01	0.02	0.10	0.01	(0.00) [3]
Net realized and unrealized gain	2.56	1.59	9.14	2.95	0.29	4.38
Total income from operations	2.61	1.60	9.16	3.05	0.30	4.38

Less distributions from:
Net investment income	—	—	—	—	—	(0.72)
Net realized gains	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.39)
Total distributions	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(3.11)

Net asset value, end of period	$40.31	$41.95	$42.96	$35.05	$33.68	$40.51
Total return[4]	7.27%	4.10%	26.51%	9.60%	0.95%[5]	11.97%

Net assets, end of period (millions)	$331	$126	$139	$63	$35	$43

Ratios to average net assets:
Gross expenses	1.11%[6]	1.11%	1.09%	1.07%	1.07%	1.07%
Net expenses[7]	1.09 [6]	1.09	1.07	1.05	1.05	1.05
Net investment income (loss)	0.29 [6]	0.06	0.06	0.29	0.02	(0.01)

Portfolio turnover rate	20%	48%	47%[8]	35%	29%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.53% for the year ended October 31, 2015.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]

Net asset value, beginning of period	$41.58	$42.68	$34.90	$33.61	$40.50	$38.68

Income (loss) from operations:
Net investment income (loss)	0.03	(0.09)	(0.10)	0.01	(0.10)	(0.03)
Net realized and unrealized gain	2.52	1.60	9.13	2.96	0.34	1.85
Total income from operations	2.55	1.51	9.03	2.97	0.24	1.82

Less distributions from:
Net realized gains	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	—
Total distributions	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	—

Net asset value, end of period	$39.88	$41.58	$42.68	$34.90	$33.61	$40.50
Total return[4]	7.18%	3.91%	26.25%	9.37%	0.77%[5]	4.71%

Net assets, end of period (000s)	$37,000	$26,374	$10,776	$1,474	$504	$75

Ratios to average net assets:
Gross expenses	1.29%[6,7]	1.31%[7]	1.41%[7]	1.68%	1.77%	1.10%[6]
Net expenses[8,9]	1.27 [6,7]	1.29 [7]	1.29 [7]	1.29	1.29	1.07 [6]
Net investment income (loss)	0.15 [6]	(0.21)	(0.24)	0.03	(0.30)	(0.36) [6]

Portfolio turnover rate	20%	48%	47%[10]	35%	29%	52%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]	For the period August 1, 2014 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.56% for the year ended October 31, 2015.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.29%. This voluntary expense limitation arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended October 31, 2014.

See Notes to Financial Statements.

14	ClearBridge Small Cap Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$39.54	$40.92	$33.69	$32.68	$39.78	$38.61

Income (loss) from operations:
Net investment loss	(0.07)	(0.27)	(0.23)	(0.16)	(0.27)	(0.31)
Net realized and unrealized gain	2.36	1.50	8.71	2.85	0.30	4.30
Total income from operations	2.29	1.23	8.48	2.69	0.03	3.99

Less distributions from:
Net investment income	—	—	—	—	—	(0.43)
Net realized gains	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.39)
Total distributions	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.82)

Net asset value, end of period	$37.58	$39.54	$40.92	$33.69	$32.68	$39.78
Total return[3]	6.87%	3.36%	25.54%	8.75%	0.16%[4]	11.06%

Net assets, end of period (millions)	$173	$386	$442	$418	$486	$582

Ratios to average net assets:
Gross expenses	1.83%[5]	1.82%	1.84%	1.86%	1.87%	1.87%
Net expenses[6]	1.81 [5]	1.80	1.82	1.84	1.85	1.85
Net investment loss	(0.38) [5]	(0.68)	(0.61)	(0.49)	(0.78)	(0.80)

Portfolio turnover rate	20%	48%	47%[7]	35%	29%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.24)% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$59.73	$60.11	$48.70	$46.17	$52.95	$50.11

Income (loss) from operations:
Net investment income (loss)	0.07	(0.06)	0.07	(0.00) [3]	(0.05)	(0.18)
Net realized and unrealized gain	3.80	2.29	12.59	4.21	0.40	5.69
Total income from operations	3.87	2.23	12.66	4.21	0.35	5.51

Less distributions from:
Net investment income	—	—	—	—	—	(0.28)
Net realized gains	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.39)
Total distributions	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.67)

Net asset value, end of period	$59.35	$59.73	$60.11	$48.70	$46.17	$52.95
Total return[4]	7.21%	3.98%	26.29%	9.47%	0.83%[5]	11.55%

Net assets, end of period (000s)	$4,524	$3,649	$3,756	$10,014	$1,154	$1,591

Ratios to average net assets:
Gross expenses	1.19%[6]	1.24%	1.19%	1.12%	1.21%	1.41%
Net expenses[7]	1.17 [6]	1.22	1.17	1.10	1.19	1.39
Net investment income (loss)	0.25 [6]	(0.11)	0.13	(0.01)	(0.11)	(0.35)

Portfolio turnover rate	20%	48%	47%[8]	35%	29%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.41% for the year ended October 31, 2015.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$58.35	$58.89	$47.74	$45.43	$52.34	$49.78

Income (loss) from operations:
Net investment loss	(0.01)	(0.17)	(0.08)	(0.04)	(0.18)	(0.25)
Net realized and unrealized gain	3.70	2.24	12.48	4.03	0.40	5.64
Total income from operations	3.70	2.07	12.40	3.99	0.22	5.39

Less distributions from:
Net investment income	—	—	—	—	—	(0.44)
Net realized gains	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.39)
Total distributions	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.83)

Net asset value, end of period	$57.80	$58.35	$58.89	$47.74	$45.43	$52.34
Total return[3]	7.09%	3.80%	26.23%	9.17%	0.53%[4]	11.42%

Net assets, end of period (000s)	$8,176	$7,745	$5,920	$3,388	$3,691	$4,983

Ratios to average net assets:
Gross expenses	1.46%[5]	1.43%	1.46%	1.46%	1.48%	1.55%
Net expenses[6]	1.44 [5]	1.41	1.28	1.44	1.47	1.54
Net investment loss	(0.03) [5]	(0.30)	(0.14)	(0.10)	(0.39)	(0.49)

Portfolio turnover rate	20%	48%	47%[7]	35%	29%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$62.73	$62.77	$50.60	$47.76	$54.36	$51.56

Income from operations:
Net investment income	0.17	0.17	0.18	0.25	0.10	0.10
Net realized and unrealized gain	4.03	2.40	13.24	4.27	0.43	5.86
Total income from operations	4.20	2.57	13.42	4.52	0.53	5.96

Less distributions from:
Net investment income	—	—	—	—	—	(0.77)
Net realized gains	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(2.39)
Total distributions	(4.25)	(2.61)	(1.25)	(1.68)	(7.13)	(3.16)

Net asset value, end of period	$62.68	$62.73	$62.77	$50.60	$47.76	$54.36
Total return[3]	7.40%	4.36%	26.79%	9.86%	1.15%[4]	12.18%

Net assets, end of period (millions)	$392	$316	$224	$131	$82	$73

Ratios to average net assets:
Gross expenses	0.85%[5]	0.86%	0.87%	0.84%	0.88%	0.86%
Net expenses[6]	0.83 [5]	0.84	0.85	0.82	0.86	0.84
Net investment income	0.58 [5]	0.26	0.31	0.52	0.21	0.20

Portfolio turnover rate	20%	48%	47%[7]	35%	29%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.81% for the year ended October 31, 2015.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017[3]

Net asset value, beginning of period	$62.82	$62.78	$58.39

Income from operations:
Net investment income	0.20	0.24	0.01
Net realized and unrealized gain	4.03	2.41	4.38
Total income from operations	4.23	2.65	4.39

Less distributions from:
Net realized gains	(4.25)	(2.61)	—
Total distributions	(4.25)	(2.61)	—

Net asset value, end of period	$62.80	$62.82	$62.78
Total return[4]	7.44%	4.50%	7.52%

Net assets, end of period (millions)	$229	$212	$217

Ratios to average net assets:
Gross expenses	0.76%[5]	0.75%	0.81%[5]
Net expenses[6,7]	0.74 [5]	0.73	0.79 [5]
Net investment income	0.68 [5]	0.38	0.17 [5]

Portfolio turnover rate	20%	48%	47%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]	For the period September 8, 2017 (inception date) to October 31, 2017.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	For the year ended October 31, 2017.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

20	ClearBridge Small Cap Fund 2019 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$1,102,647,832	—	—	$1,102,647,832
Investments in underlying funds	21,955,757	—	—	21,955,757
Total long-term investments	1,124,603,589	—	—	1,124,603,589
Short-term investments†	49,132,939	—	—	49,132,939
Total investments	$1,173,736,528	—	—	$1,173,736,528

†	See Schedule of Investments for additional detailed categorizations.

(b) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

22	ClearBridge Small Cap Fund 2019 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate subadministration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable

24	ClearBridge Small Cap Fund 2019 Semi-Annual Report

monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by ClearBridge. ClearBridge, LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The Fund’s agreement with ClearBridge provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements are not subject to recapture.

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A2 shares did not exceed 1.29%. This voluntary expense limitation arrangement is expected to continue until December 31, 2020, but may be terminated at any time by ClearBridge.

As a result of an expense limitation arrangement between the Fund and ClearBridge, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended April 30, 2019, fees waived and/or expenses reimbursed amounted to $113,018.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge and respective dates of expiration as follows:

Class A2
Expires October 31, 2021	$1,382
Expires October 31, 2022	137
Total fee waivers/expense reimbursements subject to recapture	$1,519

For the six months ended April 30, 2019, fee waivers and/or expense reimbursements recaptured by ClearBridge, if any, were as follows:

Class A2
ClearBridge recaptured	$3,930

ClearBridge Small Cap Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2		Class C
Sales charges	$5,227	$52,163		—
CDSCs	—	0	*	$805

*	Amount represents less than $1.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$218,617,072
Sales	208,080,120

At April 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$985,138,895	$283,914,853	$(95,317,220)	$188,597,633

26	ClearBridge Small Cap Fund 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

During the six months ended April 30, 2019, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively.

Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$171,247		$66,076
Class A2	37,181		37,680
Class C	1,726,944	†	140,473
Class FI	5,184		3,808
Class R	18,305		7,404
Class I	—		168,751
Class IS	—		627
Total	$1,958,861		$424,819

†	Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2019, the service and/or distribution fees reimbursed amounted to $2,053 for Class C shares.

For the six months ended April 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$14,195
Class A2	3,210
Class C	37,547
Class FI	427
Class R	755
Class I	35,330
Class IS	21,554
Total	$113,018

ClearBridge Small Cap Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Net Realized Gains:
Class A	$12,577,542	$8,229,808
Class A2	2,852,972	736,039
Class C	40,975,336	27,837,134
Class FI	261,737	161,533
Class R	565,288	308,148
Class I	21,628,987	9,926,837
Class IS	13,868,197	9,047,049
Total	$92,730,059	$56,246,548

7. Shares of beneficial interest

At April 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,398,401	$213,110,943	527,698	$22,301,307
Shares issued on reinvestment	309,070	11,299,598	189,096	7,478,307
Shares repurchased	(483,301)	(18,501,121)	(945,035)	(39,848,789)
Net increase (decrease)	5,224,170	$205,909,420	(228,241)	$(10,069,175)

Class A2
Shares sold	283,700	$10,724,710	429,399	$18,081,446
Shares issued on reinvestment	78,811	2,852,972	18,743	736,039
Shares repurchased	(68,991)	(2,600,675)	(66,417)	(2,808,545)
Net increase	293,520	$10,977,007	381,725	$16,008,940

Class C
Shares sold	175,889	$5,994,345	154,274	$6,126,369
Shares issued on reinvestment	1,188,127	40,622,048	736,662	27,629,234
Shares repurchased	(6,525,517)	(238,685,577)	(1,917,803)	(76,591,763)
Net decrease	(5,161,501)	$(192,069,184)	(1,026,867)	$(42,836,160)

Class FI
Shares sold	30,526	$1,638,021	42,878	$2,605,864
Shares issued on reinvestment	4,860	261,737	2,866	161,533
Shares repurchased	(20,267)	(1,145,135)	(47,129)	(2,834,249)
Net increase (decrease)	15,119	$754,623	(1,385)	$(66,852)

28	ClearBridge Small Cap Fund 2019 Semi-Annual Report

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class R
Shares sold	22,648	$1,235,346	57,002	$3,326,888
Shares issued on reinvestment	10,502	551,234	5,363	295,829
Shares repurchased	(24,435)	(1,297,946)	(30,166)	(1,758,811)
Net increase	8,715	$488,634	32,199	$1,863,906

Class I
Shares sold	2,388,932	$136,750,777	2,539,920	$161,656,561
Shares issued on reinvestment	350,119	19,883,262	158,724	9,363,032
Shares repurchased	(1,517,371)	(89,299,991)	(1,238,349)	(77,938,222)
Net increase	1,221,680	$67,334,048	1,460,295	$93,081,371

Class IS
Shares sold	466,800	$26,674,928	390,529	$24,266,695
Shares issued on reinvestment	243,815	13,868,197	153,291	9,047,049
Shares repurchased	(440,549)	(26,860,891)	(619,881)	(39,749,269)
Net increase (decrease)	270,066	$13,682,234	(76,061)	$(6,435,525)

8. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended April 30, 2019:

	Affiliate Value at October 31, 2018	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2019
		Cost	Shares	Cost	Shares
Smart Sand Inc.	$5,922,002	$265,765	59,790	—	—	—	—	$2,449,182	$8,636,949

9. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

ClearBridge Small Cap Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

30	ClearBridge Small Cap Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2018 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment advisory and management agreement (the “Advisory Agreement”) with ClearBridge Investments, LLC (the “Adviser”) and the sub-advisory agreement (“Sub-Advisory Agreement”) between the Adviser and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under the Sub-Advisory Agreement. (The Advisory Agreement and the Sub-Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 10, 2018, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Adviser to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2018. The Board, including the Independent Trustees, at its November 2018 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Adviser recommended that the Sub-Advisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Adviser determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser and available to be provided by Western Asset under the Advisory and Sub-Advisory Agreements, respectively. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by affiliates of the Adviser. The Board noted information received at regular meetings throughout the year related to the services rendered by the Adviser and its affiliates. The Board’s evaluation of the services provided by the Adviser and its affiliates took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Adviser and the capabilities of Western Asset.

ClearBridge Small Cap Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Adviser’s parent organization, Legg Mason, Inc.

The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the benchmark for the Fund was changed in February 2014 reflecting the changed focus of the Fund. The Board also noted that the Fund’s performance for the three- and five-year periods ended June 30, 2018 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and that the Fund’s performance for the one-year period ended June 30, 2018 placed the Class I shares in the fourth quintile. The Board further noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Adviser in light of the nature, extent and quality of the services provided by the Adviser. The Board reviewed the subadvisory fee, noting that the Adviser, and not the Fund, would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Adviser which partially reduced the management fee owed to the Adviser under the Advisory Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Adviser charged any of its U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Adviser reviewed with the Board the significant differences in

32	ClearBridge Small Cap Fund

the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares Contractual and Actual Management Fees were lower than the median of the Broadridge expense group (first quintile) and that actual expense ratios were lower than the Broadridge expense group median (first quintile) and lower than the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class A, Class C and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2018 and 2017, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2014 through 2018. The Board noted that in 2016 Legg Mason had engaged an independent consultant to assess the methodologies used by Legg Mason for its profitability study and the Board received a report from the independent consultant. The Board also noted that Legg Mason detailed the changes to its methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during Legg Mason’s 2014 through 2018 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

ClearBridge Small Cap Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Adviser’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

34	ClearBridge Small Cap Fund

ClearBridge

Small Cap Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager/adviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Small Cap Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013671 6/19 SR19-3631

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2019